EQUITY COMPENSATION PLANS - Other Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PBRSU Awards
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	1,267,353	1,362,836	1,386,687
Stock awards granted (in shares)	207,704	284,104	323,750
Stock awards vested/ earned (in shares)	(334,351)	(324,561)	(312,745)
Stock awards cancelled (in shares)	(23,808)	(55,026)	(34,856)
Stock awards outstanding, at the end of period (in shares)	1,116,898	1,267,353	1,362,836
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 126.75	$ 115.24	$ 107.70
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	178.20	152.59	131.71
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	114.38	103.15	99.65
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	135.70	114.25	108.16
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 139.83	$ 126.75	$ 115.24
Restricted Stock Awards and Units
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	246,469	249,402	254,387
Stock awards granted (in shares)	102,941	109,074	96,980
Stock awards vested/ earned (in shares)	(64,597)	(92,032)	(86,622)
Stock awards cancelled (in shares)	(19,300)	(19,975)	(15,343)
Stock awards outstanding, at the end of period (in shares)	265,513	246,469	249,402
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 127.09	$ 116.66	$ 107.95
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	177.38	138.69	125.34
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	119.08	113.03	102.02
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	124.77	115.05	109.72
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 149.46	$ 127.09	$ 116.66